De-SPAC Merger Transaction (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2023 shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 USD ($) Integer $ / shares shares	Jun. 05, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Nov. 13, 2024 shares	Aug. 14, 2024 shares	Aug. 06, 2024 $ / shares shares
Business Combination [Line Items]
Number of categories of shares | Integer				2
New subclass of common units | Integer			1
Discount rate			0.20
Valuation | $ / shares			$ 800.00
Discounted valuation | $ / shares			$ 640.00
Compensation expense | $					$ 462	$ 3,364	$ 923	$ 4,358	$ 5,649,000	$ 39,103,000
Cash and cash equivalents | $					4,902,000		4,902,000		1,346,000	7,913,000
Net proceeds | $		$ 1,800,000
Securities exercisable													1,325,382
Share price | $ / shares		$ 800.00
Repurchase price | $ / shares		8.00
Fair value | $					365,000		365,000		227,000	178,000
Loss on financial instruments, net (related party of $(552) and $(67,457)) | $					$ 211,000	$ (179,000)	$ 166,000	$ (1,362,000)	$ (2,242,000)	(104,521,000)
Public Warrants [Member]
Business Combination [Line Items]
Share price | $ / shares		$ 800.00
Common Stock [Member]
Business Combination [Line Items]
Securities exercisable													662,691
Avalon [Member]
Business Combination [Line Items]
Cash and cash equivalents | $		$ 27,900,000
Transaction expense | $		26,100,000
Beneficient [Member]
Business Combination [Line Items]
Transaction expense | $		21,700,000
Beneficient [Member] | Additional Paid-in Capital [Member]
Business Combination [Line Items]
Transaction expense | $		$ 21,700,000
Beneficient Warrants [Member]
Business Combination [Line Items]
Units converted		23,625,000
Warrants issued	23,757,500
Warrants outstanding	23,757,500				24,699,725		24,699,725		24,699,725
Warrant exercise price | $ / shares		$ 920.00
Earnout period		5 years
Repurchase price | $ / shares		$ 0.80
Minimum number of warrant holder days		30 days
Number of trading days		20 days
Number of consecutive trading days		30 days
Threshold business days		3 days
Share price | $ / shares		$ 1,440.00
Repurchase price | $ / shares		8.00
Fair value | $					$ 400,000		$ 400,000		$ 200,000
Loss on financial instruments, net (related party of $(552) and $(67,457)) | $					$ 200,000		$ 200,000		$ 2,500,000	2,500,000
Beneficient Warrants [Member] | Public Warrants [Member]
Business Combination [Line Items]
Repurchase price | $ / shares		$ 0.80
Beneficient Warrants [Member] | Common Stock [Member]
Business Combination [Line Items]
Number of trading days		20 days
Avalon Warrants Publicly Traded [Member]
Business Combination [Line Items]
Warrants assumed		15,525,000
Avalon Warrants Private Placement [Member]
Business Combination [Line Items]
Warrants assumed		8,100,000
Closing period		30 days
Conversion of BCG Common Class A Units [Member]
Business Combination [Line Items]
Additional value | $			$ 15,000.0							15,000,000.0
Compensation expense | $										$ 15,000,000.0
River North LP [Member]
Business Combination [Line Items]
Aggregate amount received | $		$ 20,000,000.0
Avalon Class A Common Stock [Member]
Business Combination [Line Items]
Share price | $ / shares				$ 847.04
Aggregate amount received | $				$ 25,000,000.0
Common stock, par value | $ / shares				$ 0.001
Reserve amount | $				$ 20,000,000.0
Units converted		1
Transaction expense | $		$ 26,100,000
Avalon Class A Common Stock [Member] | Beneficient [Member]
Business Combination [Line Items]
Disbursed amount | $				$ 5,000,000.0
Avalon Class A Common Stock [Member] | River North LP [Member]
Business Combination [Line Items]
Aggregate amount received | $		$ 20,000,000.0
Common Class A [Member]
Business Combination [Line Items]
Share price | $ / shares									$ 0.31
Common stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001		$ 0.001		0.001	$ 0.001
Shares held post conversion				36,956
Units converted ratio			1.25
Valuation | $ / shares					$ 10.00		$ 10.00		$ 10.00
Units converted			17,456
Stock issued		99,649
Units issued	2,358,429				9,465,000		9,465,000		8,483,000	3,348,000
Units outstanding	2,358,429				9,456,000		9,456,000		8,474,000	3,339,000
Additional shares	8,595
Stock outstanding following combination	2,367,244
Securities exercisable		1									662,691	662,691	1,325,382
Warrant exercise price | $ / shares													$ 2.63
Common Class A [Member] | Common Stock [Member]
Business Combination [Line Items]
Stock issued							942,000	449,000		98,000
Common Class A [Member] | Maximum [Member]
Business Combination [Line Items]
Volume weighted average share price | $ / shares				$ 640.00
Common Class A [Member] | Avalon Warrants Publicly Traded [Member]
Business Combination [Line Items]
Warrant exercisable adjusted for the stock splits		194,063
Common Class A [Member] | Avalon Warrants Private Placement [Member]
Business Combination [Line Items]
Warrant exercisable adjusted for the stock splits		101,250
Common Class A [Member] | Conversion of BCG Common Class A Units [Member]
Business Combination [Line Items]
Shares issued in connection to conversion			1,076,462
Common Class A [Member] | Conversion of BCG Preferred B2 Units [Member]
Business Combination [Line Items]
Shares issued in connection to conversion			1,175,632
Forward Purchase Agreement Purchased Shares [Member]
Business Combination [Line Items]
Purchase agreement, transaction shares				13,305
Forward Purchase Agreement Prepaid Forward Shares [Member]
Business Combination [Line Items]
Purchase agreement, transaction shares				23,651		23,651		23,651
Common Class B [Member]
Business Combination [Line Items]
Common stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Units converted ratio			1.25
Units converted			191,405
Units issued	239,256				239,000		239,000		239,000	239,000
Units outstanding	239,256				239,000		239,000		239,000	239,000
Common Class B [Member] | Conversion of BCG Common Class B Units [Member]
Business Combination [Line Items]
Shares issued in connection to conversion			239,256
Common Class B [Member] | Conversion of BCG Preferred B2 Units [Member]
Business Combination [Line Items]
Shares issued in connection to conversion			1,175,632
Preferred Series A Stock [Member]
Business Combination [Line Items]
Units converted		1
Preferred stock, shares issued	34,962	34,961
Preferred stock, shares outstanding	34,962
Securities exercisable		1
Avalon Class B Common Stock [Member]
Business Combination [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Series A Convertible Preferred Stock [Member]
Business Combination [Line Items]
Common stock, par value | $ / shares				$ 0.001
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, shares issued	34,962				0		0		0	0
Preferred stock, shares outstanding	34,962				0		0		0	0